Other Current Assets - Schedule of Other Current Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Regulatory assets (Note 12)	$ 52	$ 42
Prepaid expenses and other assets	41	37
Materials and supplies	21	20
Other current assets	$ 114	$ 99